UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended: 12/31/05

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ]  adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Lewittes
Title:     Managing Member
Phone:     (212) 593-2392

Signature, Place, and Date of Signing:


Michael Lewittes                    New York, NY
[Signature]                         [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-____________          _______________________________
    [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       NONE

Form 13F Information Table Entry Total:           43

Form 13F Information Table Value Total:           $ 1,566,690
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.               Form 13F File Number Name

     ____     28-____________          _________________________

     [Repeat as necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MEDICAL OPTICS INC    COM              00763M108    48254 1154411 SH       SOLE             1154411      0    0
ALBERTSONS INC                 COM              013104104    21350 1000000 SH       SOLE             1000000      0    0
ATLAS AIR WORLDWIDE HOLDINGS   COM              049164205    40659  903544 SH       SOLE              903544      0    0
AUTOZONE INC                   COM              053332102   143754 1566797 SH       SOLE             1566797      0    0
BARR PHARMACEUTICALS INC       COM              068306109    16901  271324 SH       SOLE              271324      0    0
BARR PHARMACEUTICALS INC       CALL             068306909     1612  213500     CALL SOLE              213500      0    0
BARR PHARMACEUTICALS INC       PUT              068306959       91   50000     PUT  SOLE               50000      0    0
BOSTON SCIENTIFIC CORP         COM              101137107    19611  800756 SH       SOLE              800756      0    0
BOSTON SCIENTIFIC CORP         PUT              101137957      695  662000     PUT  SOLE              662000      0    0
BURLINGTON COAT FACTORY        COM              121579106     9840  244712 SH       SOLE              244712      0    0
CABLEVISION SYS CORP           PUT              12686C959      695  302000     PUT  SOLE              302000      0    0
CBRL GROUP INC                 COM              12489V106     7030  200000 SH       SOLE              200000      0    0
CEPHALON INC                   COM              156708109    37323  576505 SH       SOLE              576505      0    0
CEPHALON INC                   CALL             156708909     4503  450300     CALL SOLE              450300      0    0
CEPHALON INC                   PUT              156708959       75  100000     PUT  SOLE              100000      0    0
CHRISTOPHER & BANKS CORP       COM              171046105    14360  764626 SH       SOLE              764626      0    0
CIRCUIT CITY STORE INC         COM              172737108    35894 1588915 SH       SOLE             1588915      0    0
CKX INC                        COM              12562M106    20514 1577982 SH       SOLE             1577982      0    0
CVS CORP                       COM              126650100    29520 1117330 SH       SOLE             1117330      0    0
DENDREON CORP                  COM              24823Q107    11574 2135350 SH       SOLE             2135350      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    50994 1685185 SH       SOLE             1685185      0    0
GAMESTOP CORP NEW              CL A             36467W109    13226  415638 SH       SOLE              415638      0    0
GAMESTOP CORP NEW              CL B             36467W208     3701  128066 SH       SOLE              128066      0    0
GENERAL MTRS CORP              PUT              370442955    10134 1567700     PUT  SOLE             1567700      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101    69098 2124770 SH       SOLE             2124770      0    0
HILTON HOTELS CORP             COM              432848109    92195 3823952 SH       SOLE             3823952      0    0
HOUSTON EXPL CO                COM              442120101    53465 1012598 SH       SOLE             1012598      0    0
IMS HEALTH INC                 COM              449934108    74779 3000765 SH       SOLE             3000765      0    0
KOS PHARMACEUTICALS INC        PUT              500648950      684   96500     PUT  SOLE               96500      0    0
LIMITED BRANDS INC             COM              532716107   120362 5385339 SH       SOLE             5385339      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    38020 1208897 SH       SOLE             1208897      0    0
MASSEY ENERGY CORP             COM              576206106    37881 1000301 SH       SOLE             1000301      0    0
NRG ENERGY INC                 COM NEW          629377508    65797 1396363 SH       SOLE             1396363      0    0
NTL INC DEL                    COM              62940M104    58480  858984 SH       SOLE              858984      0    0
OWENS ILL INC                  COM NEW          690768403    69181 3288048 SH       SOLE             3288048      0    0
PXRE GROUP LTD                 COM              G73018106    15249 1176635 SH       SOLE             1176635      0    0
RUBY TUESDAY INC               COM              781182100    43169 1667393 SH       SOLE             1667393      0    0
SHIRE PLC                      SPONSORED ADR    82481R106    30738  792415 SH       SOLE              792415      0    0
SHIRE PLC                      CALL             82481R906      735  175000     CALL SOLE              175000      0    0
SHIRE PLC                      PUT              82481R956       49   70000     PUT  SOLE               70000      0    0
SWIFT TRANSN CO                COM              870756103    42036 2070734 SH       SOLE             2070734      0    0
TRICO MARINE SERVICES INC      COM NEW          896106200    15502  596222 SH       SOLE              596222      0    0
WENDYS INTL INC                COM              950590109   196960 3564240 SH       SOLE             3564240      0    0